Schedules of Investments (Unaudited)
Pax US Sustainable Economy Fund	September 30, 2022

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 99.2%
COMMUNICATION SERVICES: 7.2%
Alphabet, Inc., Class A (a)	69,658	$6,662,788
Alphabet, Inc., Class C (a)	27,060	2,601,819
AT&T, Inc.	73	1,120
Cable One, Inc.	146	124,545
Electronic Arts, Inc.	4,221	488,412
Interpublic Group of Cos Inc., The	23,080	590,848
Paramount Global, Class B	69,460	1,322,518
Take-Two Interactive Software, Inc. (a)	5,736	625,224
T-Mobile US, Inc. (a)	2,055	275,719
Verizon Communications, Inc.	92,263	3,503,226
Warner Bros. Discovery, Inc. (a)	1,396	16,054
ZoomInfo Technologies, Inc. (a)	15,968	665,227
		16,877,500

CONSUMER DISCRETIONARY: 6.6%
Aptiv PLC (a)	5,921	463,081
Bath & Body Works, Inc.	35,600	1,160,560
Best Buy Co., Inc.	15,371	973,599
BorgWarner, Inc.	18,036	566,330
DR Horton, Inc.	1,417	95,435
eBay, Inc.	65,254	2,402,000
Grand Canyon Education, Inc. (a)	14,036	1,154,461
Harley-Davidson, Inc.	6,892	240,393
Hasbro, Inc.	2,596	175,022
Home Depot, Inc., The	14,354	3,960,842
Lear Corp.	1,479	177,022
Lowe’s Cos., Inc.	5,738	1,077,654
MGM Resorts International	6,738	200,253
Nordstrom, Inc. (b)	6,526	109,180
NVR, Inc. (a)	61	243,212
Planet Fitness, Inc., Class A (a)	32,536	1,876,026
PulteGroup, Inc.	96	3,600
Tractor Supply Co.	737	136,994
Vail Resorts, Inc.	911	196,448
Whirlpool Corp.	1,195	161,098
Williams-Sonoma, Inc.	1,710	201,524
		15,574,734

CONSUMER STAPLES: 6.1%

Clorox Co., The	3,814	489,679
Colgate-Palmolive Co.	14,514	1,019,609
Estee Lauder Cos, Inc., The, Class A	1,409	304,203
General Mills, Inc.	26,588	2,036,907
Hershey Co., The	97	21,386
Ingredion, Inc.	3,000	241,560
J.M. Smucker Co., The	27	3,710
Kimberly-Clark Corp.	16,230	1,826,524
Kroger Co., The	53,114	2,323,738
PepsiCo, Inc.	19,291	3,149,448
Procter & Gamble Co., The	18,739	2,365,798
Walgreens Boots Alliance, Inc.	13,584	426,538
		14,209,100

FINANCIALS: 6.6%
Affiliated Managers Group, Inc.	4,012	448,742
Aflac, Inc.	463	26,021
Allstate Corp., The	30,274	3,770,022
Ally Financial, Inc.	5,580	155,291
American Express Co.	1,674	225,839
Ameriprise Financial, Inc.	4,899	1,234,303
Bank of New York Mellon Corp., The	43,987	1,694,379
FactSet Research Systems, Inc.	349	139,638
Hartford Financial Services Group, Inc., The	18,828	1,166,206
Huntington Bancshares, Inc.	15,630	206,003
MarketAxess Holdings, Inc.	1,017	226,272
MetLife, Inc.	61,869	3,760,399
PNC Financial Services Group, Inc., The	1,821	272,094
Progressive Corp., The	10,848	1,260,646
Prudential Financial, Inc.	2,790	239,326
Regions Financial Corp.	14,415	289,309
Reinsurance Group of America, Inc.	2,418	304,209
Synchrony Financial	5,952	167,787
		15,586,486

HEALTH CARE: 16.7%
AbbVie, Inc.	21,691	2,911,149
Agilent Technologies, Inc.	18,621	2,263,383
Amgen, Inc.	7,835	1,766,009
Baxter International, Inc.	2,940	158,348
Bio-Rad Laboratories, Inc., Class A (a)	1,122	468,031
Bristol-Myers Squibb Co.	62,346	4,432,177
Charles River Laboratories International, Inc. (a)	907	178,498
CVS Health Corp.	12,312	1,174,195
Elevance Health, Inc.	1,587	720,879
Eli Lilly & Co.	12,756	4,124,653
Encompass Health Corp.	26,178	1,184,031

Hologic, Inc. (a)	3,464	223,497
Humana, Inc.	651	315,859
IDEXX Laboratories, Inc. (a)	549	178,864
Illumina, Inc. (a)	6,841	1,305,194
Johnson & Johnson	33,503	5,473,050
Merck & Co., Inc.	32,109	2,765,227
Mettler-Toledo International, Inc. (a)	2,867	3,108,172
Organon & Co.	2,255	52,767
QuidelOrtho Corp. (a)	148	10,579
West Pharmaceutical Services, Inc.	12,377	3,045,732
Zoetis, Inc.	23,451	3,477,549
		39,337,843

INDUSTRIALS: 12.3%
A.O. Smith Corp.	4,095	198,935
Acuity Brands, Inc.	2,785	438,554
Booz Allen Hamilton Holding Corp.	2,301	212,497
C.H. Robinson Worldwide, Inc.	8,247	794,269
Carrier Global Corp.	37,269	1,325,286
CSX Corp.	7,779	207,233
Cummins, Inc.	6,748	1,373,285
Dover Corp.	6,710	782,252
Emerson Electric Co.	18,280	1,338,462
Expeditors International of Washington, Inc.	1,222	107,915
Flowserve Corp.	14,229	345,765
GXO Logistics, Inc. (a)	6,891	241,598
IDEX Corp.	1,294	258,606
Illinois Tool Works, Inc.	1,107	199,980
Ingersoll Rand, Inc.	17,980	777,815
Johnson Controls International PLC	25,524	1,256,291
Lennox International, Inc.	1,050	233,804
Norfolk Southern Corp.	16,940	3,551,471
nVent Electric PLC	12,811	404,956
Otis Worldwide Corp.	20,090	1,281,742
Owens Corning	6,567	516,232
Regal Rexnord Corp.	3,812	535,052
Republic Services, Inc.	27,125	3,690,084
Rockwell Automation, Inc.	5,036	1,083,294
Trane Technologies PLC	8,450	1,223,645
United Parcel Service, Inc., Class B	12,881	2,080,797
United Rentals, Inc. (a)	41	11,075
W.W. Grainger, Inc.	785	384,014
Waste Management, Inc.	24,578	3,937,640
		28,792,549

INFORMATION TECHNOLOGY: 30.5% (c)
Accenture PLC, Class A	6,113	1,572,875

Adobe, Inc. (a)	1,498	412,250
Analog Devices, Inc.	13,288	1,851,550
ANSYS, Inc. (a)	8,608	1,908,394
Apple, Inc.	105,450	14,573,189
Applied Materials, Inc.	19,169	1,570,516
Autodesk, Inc. (a)	5,887	1,099,692
Automatic Data Processing, Inc.	5,923	1,339,723
Cadence Design Systems, Inc. (a)	7,650	1,250,240
Cisco Systems, Inc.	30,928	1,237,120
Citrix Systems, Inc.	6,897	717,288
Cognex Corp.	11,312	468,882
Corning, Inc.	5,828	169,129
Dell Technologies, Inc., Class C	3,216	109,891
F5, Inc. (a)	144	20,841
First Solar, Inc. (a)	2,996	396,281
HP, Inc.	45,479	1,133,337
HubSpot, Inc. (a)	4,965	1,341,146
IBM	10,982	1,304,771
Intel Corp.	55,730	1,436,162
Intuit, Inc.	1,872	725,063
Keysight Technologies, Inc. (a)	8,411	1,323,555
Lam Research Corp.	9,001	3,294,366
Lumentum Holdings, Inc. (a)	5,697	390,643
MasterCard, Inc., Class A	10,154	2,887,188
Microsoft Corp.	48,204	11,226,712
National Instruments Corp.	5,945	224,364
New Relic, Inc. (a)	5,721	328,271
NortonLifeLock, Inc.	48,685	980,516
NVIDIA Corp.	34,793	4,223,522
PayPal Holdings, Inc. (a)	1,786	153,721
PTC, Inc. (a)	2,952	308,779
QUALCOMM, Inc.	1,922	217,148
salesforce.com, Inc. (a)	8,308	1,195,023
ServiceNow, Inc. (a)	4,167	1,573,501
Splunk, Inc. (a)	1,927	144,910
Switch, Inc., Class A	7,874	265,275
Synopsys, Inc. (a)	4,890	1,493,944
Texas Instruments, Inc.	27,796	4,302,265
Trimble, Inc. (a)	3,403	184,681
Universal Display Corp.	3,643	343,717
Visa, Inc., Class A	7,015	1,246,215
VMware, Inc., Class A	6,889	733,403
Western Digital Corp. (a)	3,766	122,583
		71,802,642

MATERIALS: 5.4%
Amcor PLC	21,278	228,313

Axalta Coating Systems, Ltd. (a)	8,506	179,136
Celanese Corp.	1,676	151,410
Chemours Co., The	72,840	1,795,506
Ecolab, Inc.	24,744	3,573,527
Graphic Packaging Holding Co.	15,501	305,990
International Flavors & Fragrances, Inc.	17,721	1,609,598
International Paper Co.	4,607	146,042
Linde PLC	8,486	2,287,741
Martin Marietta Materials, Inc.	1,540	496,019
Nucor Corp.	2,300	246,077
PPG Industries, Inc.	8,469	937,434
Sherwin-Williams Co., The	1,105	226,249
Steel Dynamics, Inc.	3,400	241,230
WestRock Co.	4,681	144,596
		12,568,868

REAL ESTATE: 6.2%
Alexandria Real Estate Equities, Inc., REIT	6,985	979,227
AvalonBay Communities, Inc., REIT	5,818	1,071,617
Boston Properties, Inc., REIT	8,114	608,307
CBRE Group, Inc., Class A (a)	41,419	2,796,196
Equinix, Inc., REIT	3,377	1,920,973
Equity Residential, REIT	59	3,966
Healthpeak Properties, Inc., REIT	50,080	1,147,834
Prologis, Inc., REIT	17,568	1,784,909
Rayonier, Inc., REIT	28,441	852,377
Ventas, Inc., REIT	54,371	2,184,082
Welltower, Inc., REIT	14,637	941,452
Weyerhaeuser Co., REIT	7,160	204,490
		14,495,430

UTILITIES: 1.6%
American Water Works Co., Inc.	25,161	3,274,956
Avangrid, Inc.	5,047	210,460
Edison International	4,142	234,354
		3,719,770

TOTAL COMMON STOCKS		232,964,922
(Cost $184,149,856)

MONEY MARKET: 0.7%
State Street Institutional U.S. Government Money Market Fund, 2.940% (d)(e)	1,649,759	1,649,759
(Cost $1,649,759)

TOTAL INVESTMENTS: 99.9%		234,614,681
(Cost $185,799,615)

OTHER ASSETS AND LIABILITIES - (NET): 0.1%	149,675

Net Assets: 100.0%	$234,764,356

(a)	Non-income producing security.
(b)	Security or partial position of this security was on loan as of September 30, 2022. The total market value of securities on loan as of September 30, 2022 was $109,180.
(c)	Broad industry sectors used for financial reporting.
(d)	Rate shown represents annualized 7-day yield as of September 30, 2022.
(e)	Premier Class shares

September 30, 2022
Notes to Schedules of Investments

Pax World Funds Series Trust I and Pax World Fund Series Trust III

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

For the purpose of these financial statements, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees of the Trusts (the “Boards” or “Boards of Trustees”) (so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The Boards have delegated to the Adviser’s Best Execution and Valuation Committee the day-to-day responsibility for making fair value pricing determinations with respect to Fund holdings.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. At September 30, 2022, three securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The Core Bond Fund held one security fair valued at $298,550, representing 0.04% of the Fund’s net asset value and the High Yield Bond Fund held three securities fair valued at $510,838, representing 0.09% of the Fund’s net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2022:

	Level 1	Level 2	Level 3*	Totals
Large Cap
Common Stocks	$ 1,215,496,698	$ -	$ -	$ 1,215,496,698
Cash Equivalents	27,430,976	-	-	27,430,976
Total	$ 1,242,927,674	$ -	$ -	$ 1,242,927,674
Small Cap
Common Stocks	$ 555,709,053	$ -	$ -	$ 555,709,053
Cash Equivalents	27,353,766	-	-	27,353,766
Total	$ 583,062,819	$ -	$ -	$ 583,062,819
US Sustainable Economy
Common Stocks	$ 232,964,922	$ -	$ -	$ 232,964,922
Cash Equivalents	1,649,759	-	-	1,649,759
Total	$ 234,614,681	$ -	$ -	$ 234,614,681
Global Sustainable Infrastructure
Common Stocks	$ 45,310,606	$ 44,347,112	$ -	$ 89,657,718
Rights	2,776	-	-	2,776
Cash Equivalents	1,075,669	-	-	1,075,669
Total	$ 46,389,051	$ 44,347,112	$ -	$ 90,736,163
Global Opportunities
Common Stocks	$ 55,076,661	$ 39,604,406	$ -	$ 94,681,067
Preferred Stocks	-	984,098	-	984,098
Cash Equivalents	1,347,269	-	-	1,347,269
Total	$ 56,423,930	$ 40,588,504	$ -	$ 97,012,434
Global Environmental Markets
Common Stocks	$ 1,194,576,258	$ 775,717,550	$ -	$ 1,970,293,808
Cash Equivalents	49,170,382	-	-	49,170,382
Total	$ 1,243,746,640	$ 775,717,550	$ -	$ 2,019,464,190
Global Women’s Leadership
Common Stocks	$ 518,408,126	$ 186,520,449	$ -	$ 704,928,575
Preferred Stocks	-	480,036	-	480,036
Cash Equivalents	1,456,819	-	-	1,456,819
Total	$ 519,864,945	$ 187,000,485	$ -	$ 706,865,430
International Sustainable Economy
Common Stocks	$ -	$ 712,474,432	$ -	$ 712,474,432
Preferred Stocks	-	367,368	-	367,368
Cash Equivalents	36,682,347	-	-	36,682,347
Total	$ 36,682,347	$ 712,841,800	$ -	$ 749,524,147
Core Bond
Community Investment Notes	$ -	$ 240,105	$ 298,550	$ 538,655
Corporate Bonds	-	259,471,952	-	259,471,952
U.S. Gov't Agency Bonds	-	8,929,039	-	8,929,039
Government Bonds	-	4,998,071	-	4,998,071
Supranational Bonds	-	90,612,778	-	90,612,778
Municipal Bonds	-	15,978,175	-	15,978,175
U.S. Treasury Notes	-	111,594,286	-	111,594,286
Asset-Backed Securities	-	46,774,743	-	46,774,743
Mortgage-Backed Securities	-	191,657,873	-	191,657,873
Certificates of Deposit	-	249,629	-	249,629
Cash Equivalents	14,595,032	-	-	14,595,032
Total	$ 14,595,032	$ 730,506,651	$ 298,550	$ 745,400,233
High Yield Bond
Community Investment Notes	$ -	$ 240,105	$ 510,838	$ 750,943
Common Stocks	1,191,484	-	0	1,191,484
Preferred Stocks	-	-	0	0
Corporate Bonds	-	520,491,029	-	520,491,029
Loans	-	18,025,909	-	18,025,909
Medium Term Certificates of Deposit	-	500,000	-	500,000
Cash Equivalents	26,418,363	-	-	26,418,363
Total	$ 27,609,847	$ 539,257,043	$ 510,838	$ 567,377,728
Sustainable Allocation
Affiliated Investment Companies	$ 1,925,715,049	$ -	$ -	$ 1,925,715,049
Cash Equivalents	113,019,852	-	-	113,019,852
Total	$ 2,038,734,901	$ -	$ -	$ 2,038,734,901

*	Table includes securities valued at zero.

See Schedules of Investments for additional detailed industry classifications.

Significant unobservable inputs were used by two Funds for Level 3 fair value measurements. The High Yield Bond Fund holds two securities of the same issuer which are deemed to be valued at zero based on company financial statements, and one security based on broker valuation levels. The Core Bond Fund holds a position in a Community Investment note which is valued based on a general obligation by the parent entity to limit investment exposure on the note.

Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser. At September 30, 2022, the Sustainable Allocation Fund held the following investments in affiliated Funds:

								Net change in
								Unrealized
	Shares Held at	Gross	Gross	Shares Held at	Value at	Dividend	Realized	Appreciation/	Value at
Fund	12/31/21	Additions	Reductions	09/30/22	12/31/21	Income	Gains/Losses[1]	Depreciation	09/30/22
Sustainable Allocation
Large Cap	76,137,343	269,222	1,434,720	73,199,887	$ 1,132,162,284	$ 3,166,047	$ (3,945,753)	$ (277,327,828)	$ 811,054,749
Small Cap	4,377,966	4,538	306,373	4,076,131	83,137,569	62,760	(773,361)	(21,461,688)	55,965,280
Global Sustainable Infrastructure	7,758,860	117,523	-	7,876,383	78,752,429	1,010,700	-	(18,091,048)	61,672,081
Global Opportunities	4,015,222	14,619	-	4,029,841	68,861,063	189,165	-	(20,087,660)	48,962,568
Global Environmental Markets	2,851,724	9,134	233,754	2,627,104	72,433,778	163,139	(824,844)	(22,163,851)	44,608,222
Global Women's Leadership	1,992,667	20,216	-	2,012,883	70,400,912	548,462	-	(19,922,798)	51,026,576
International Sustainable Economy	15,930,405	258,583	2,037,387	11,480,289	171,411,156	2,141,067	1,808,689	(47,865,986)	84,494,926
Core Bond	71,152,536	7,201,072	-	78,849,105	726,467,396	11,778,046	-	(119,354,644)	678,890,797
High Yield	13,284,046	2,494,274	-	15,985,610	91,394,238	3,225,952	-	(18,580,341)	89,039,850
Total					$ 2,495,020,825	$ 22,285,338	$ (3,735,269)	$ (564,855,844)	$ 1,925,715,049

[1]	Includes realized capital gain distributions, from an affiliated fund, if any.